Events after the reporting period (Details) - Subsequent Events [Member] $ in Millions	Aug. 29, 2023 USD ($) ArtificialIntelligence
Events after the reporting periods [Abstract]
Number of artificial intelligence purchased | ArtificialIntelligence	248
Initial purchase of NVIDIA's latest-generation artificial intelligence "AI" H100 GPUs | $	$ 10